Significant Accounting Policies (Details) € in Thousands	12 Months Ended
Dec. 31, 2020 EUR (€)
Significant accounting policies
Low value assets	€ 1
Vesting period	4 years
Cliff vesting basis
Significant accounting policies
Vesting period	12 months
Graded vesting basis
Significant accounting policies
Vesting period	36 months
Minimum
Significant accounting policies
Lease term	2 years
Maximum
Significant accounting policies
Lease term	9 years